Segmented information (Detail Narrative) - integer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Percentage of total revenue	100.00%	100.00%	100.00%
Number of customers	7	10	17
Number of remaining customers accounted for less than 1% revenue	4	7	14
Uniited States [Member]
Statement [Line Items]
Percentage of total revenue	100.00%	100.00%	100.00%
Customer A [Member]
Statement [Line Items]
Percentage of total revenue	32.00%	38.00%	38.00%
Customer B [Member]
Statement [Line Items]
Percentage of total revenue	18.00%	19.00%	20.00%
Customer C [Member]
Statement [Line Items]
Percentage of total revenue	46.00%	38.00%	35.00%
Customer D [Member]
Statement [Line Items]
Percentage of total revenue	4.00%	5.00%	7.00%